SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.9%
Alabama — 1.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$742
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,451
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,056
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,931
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	2,943
5.000%, 07/01/2036	2,745	3,219
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,936
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,996
5.000%, 09/01/2031	3,140	3,888
5.000%, 09/01/2034	2,000	2,515
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,407
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,388

		35,472

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,615
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,830

		5,445

Arizona — 3.3%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,712

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,512
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,851
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,667
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	2,051
Arizona State, Salt River Project Agricultural Improvement & Power District, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	7,000	8,739
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,110
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,722
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,552
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (A)	3,690	3,808
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,760
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	716
5.000%, 07/01/2029	250	297
5.000%, 07/01/2030	500	592
5.000%, 07/01/2032	1,095	1,287
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,861

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$350	$417
5.000%, 07/01/2032	115	134
5.000%, 07/01/2033	355	413
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	1,008
5.000%, 06/15/2052 (B)	845	864
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,192
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,076
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,541
5.250%, 12/01/2026	4,510	5,426
5.000%, 12/01/2032	2,500	3,154
5.000%, 12/01/2037	1,000	1,294
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	1,006
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,352
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,115

		68,229

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,603
5.000%, 11/01/2034	1,210	1,382
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$1,535	$1,841
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,829

		8,496

California — 8.5%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,162
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%,12/01/2024 (C)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,270
California State, GO
5.000%, 09/01/2021	3,075	3,330
5.000%, 10/01/2024	2,090	2,483
5.000%, 08/01/2026	3,880	4,817
5.000%, 04/01/2032	1,970	2,671
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,898
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,791
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,984
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,025
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,704
5.000%, 09/01/2029	1,500	1,843
5.000%, 09/01/2030	3,395	4,146
California State, GO
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,500	3,195
California State, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,070

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	$5,225	$6,727
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,728
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,545
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,106
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,129
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,575
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,220
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,318
California State, Public Works Board, Various Capital Projects, Ser l, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,881
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,001
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	763
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	$875	$1,007
5.000%, 12/01/2033 (B)	390	450
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,565
California State, Statewide Communities Development Authority, University of
California lrvine East, RB
5.000%, 05/15/2022	1,000	1,096
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,990
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,082
5.000%, 08/01/2030	6,500	7,940
5.000%, 08/01/2035	3,000	3,608
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,041
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,498
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,707
5.000%, 06/01/2027	2,875	3,434
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/17/2019 @ 20
11.135%, 06/01/2047 (D)	6,850	1,142
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,724
5.000%, 06/01/2035	7,755	8,923
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,211

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	$375	$406
5.000%, 03/01/2022	625	688
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,550
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	982
5.000%, 05/15/2032	500	582
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,879
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,390
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,040
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,145
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	622
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,240
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,603
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	3,685	4,014
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,141
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	$1,750	$2,099
5.000%, 09/01/2031	1,815	2,164
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,354
University of California, Ser Q, RB
Callable 07/01/2019 @ 100
5.250%, 05/15/2023	180	181

		178,286

Colorado — 2.7%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	418
5.000%, 06/15/2031	500	595
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,826
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,544
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,517
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,201
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,568
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,458
5.000%, 12/01/2033	4,760	5,804
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,314
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,760

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	$1,360	$1,621
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,249
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,951
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,215
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	799
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,367
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,240	1,558

		55,765

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,411
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,066
5.000%, 07/01/2036	700	825
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,375
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,958
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,187
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	$1,950	$2,290
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,465

		31,415

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	492

District of Columbia — 0.5%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,462
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,073
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,169
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,000	3,642

		10,346

Florida — 5.8%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	350	362
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,554
5.000%, 10/01/2035	2,000	2,382
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,617
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,679
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,542

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida Development Finance, AMT, RB
Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(B)	$1,245	$1,252
6.375%, 01/01/2049 (A)(B)	2,355	2,368
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,208
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,808
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	5,000	5,350
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,557
Florida State, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,688
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,464
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,185
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,739
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,553
Florida State, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	3,104
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,464
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	$4,265	$4,943
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	900	1,031
5.000%, 10/01/2023 (C)	970	1,111
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,847
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,057
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,829
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	493
5.000%, 04/01/2031	910	1,037
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,220
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,526
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,913
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,238
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,832
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,802
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,635

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	$2,930	$3,342

		121,011

Georgia — 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,043
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,893
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (C)	6,950	7,079
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,464
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,171
5.000%, 07/01/2024	1,075	1,250
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,184
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,434
5.250%, 09/15/2020	3,740	3,901
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,855
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,045
Georgia State, Ser A, GO
Callable 07/01/2028 @ 100
5.000%, 07/01/2030	3,270	4,157
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,805
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,248
Georgia State, Ser l, GO
5.000%, 07/01/2021	4,115	4,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	$1,650	$1,912
5.000%, 07/01/2027	1,390	1,602
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
2.415%, 04/01/2048 (A)	1,865	1,845
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,357

		64,664

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (C)	750	765

Hawaii — 0.8%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,644
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,687
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,288
4.000%, 01/01/2037	4,500	5,074

		15,693

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	601
4.000%, 04/01/2022	485	518
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,080
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	65

		2,264

Illinois — 8.0%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,268
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,738

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	$1,500	$1,733
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,540
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,640
5.000%, 01/01/2032	5,840	6,721
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,070
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,885
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	3,188
5.000%, 12/01/2034	2,840	3,142
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	556
5.000%, 04/01/2034	620	687
5.000%, 04/01/2036	445	490
5.000%, 04/01/2037	725	797
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,350
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,319
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,487
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,265
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,164
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,788

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	$1,000	$1,128
5.000%, 11/01/2034	1,500	1,678
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	5,814
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,649
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,693
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	4,090
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,218
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,651
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,190
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	3,019
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,132
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,188
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,255
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,072

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	$260	$302
5.000%, 02/15/2030	390	448
5.000%, 02/15/2032	265	302
5.000%, 02/15/2037	570	640
Illinois State, GO
4.000%, 02/01/2024	1,585	1,668
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,270
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,759
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,261
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,799
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,786
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,407
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,813
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,417
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	1,910	2,184
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,730
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,360
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,347
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	$1,250	$1,415
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,564
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,872
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	281
5.000%, 12/15/2032	255	286
5.000%, 12/15/2033	300	335
5.000%, 12/15/2034	400	445
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,254
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,331
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,567
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,318

		168,061

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,080
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,379
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,357
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,443

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	$5,750	$6,367
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,797
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,773

		24,196

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	1,500	1,613

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,125
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,350
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,205	1,302

		9,777

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,551
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	17,500	19,211

		35,762

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	$2,000	$2,316
5.000%, 06/15/2030	1,500	1,716
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,582
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2022	1,000	1,101
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,087
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,452
5.000%, 01/01/2032	2,100	2,383
5.000%, 01/01/2033	2,100	2,376
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,519
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,838
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,096
5.000%, 07/15/2027	1,750	1,917

		26,553

Maryland — 2.3%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,440
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 06/27/2019 @ 100
6.200%, 09/01/2022	1,335	1,361
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,074

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	$2,820	$2,929
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,367
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,281
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,078
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,505
5.000%, 07/01/2034	1,065	1,193
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,958
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,554
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,975
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,527
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,066
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,912
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,116

		48,336

Massachusetts — 3.2%
Commonwealth of Massachusetts, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	$2,000	$2,159
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,555
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	755	808
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	1,245	1,328
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	2,225	2,613
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,469
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,585
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,689
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser l, RB
5.125%, 01/01/2020 (E)	1,110	1,133
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,926
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2028	1,750	2,145
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,470
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,003

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	$1,855	$2,269
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,477
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,657
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,228
5.000%, 08/15/2030	6,400	7,055
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,641
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,331
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	6,820
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,595
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,407

		67,779

Michigan — 2.4%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,370
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,806
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,519
5.000%, 07/01/2023	2,500	2,839
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	$2,565	$2,966
Michigan State, Finance Authority, Government Loan Project, Ser A, RB, Q-SBLF
5.000%, 05/01/2020	5,000	5,149
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,675
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,160
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,414
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,216
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/17/2019 @ 100
6.000%, 06/01/2034	1,140	1,140
Utica Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,968
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,541
5.000%, 12/01/2031	1,800	2,125

		49,039

Minnesota — 1.2%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,492
5.500%, 01/01/2031	1,275	1,363
5.250%, 01/01/2037	2,045	2,124
Minneapolis & St. Paul, Allina Health Systems Project, Ser B2, RB
2.250%, 11/15/2035 (A)(F)	750	750
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	369
5.000%, 01/01/2031	300	364
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	222

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	$350	$410
5.000%, 10/01/2027	600	699
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,025
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,568
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,580
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,644
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,322
5.000%, 05/01/2031	695	820
University of Minnesota, Ser A, RB
Pre-Refunded @ 100
5.250%, 12/01/2020 (C)	1,370	1,447

		24,199

Mississippi — 0.2%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 06/03/2019 @ 100
2.200%, 12/01/2030 (A)	1,500	1,500
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 06/03/2019 @ 100
2.200%, 11/01/2035 (A)	100	100
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
Callable 06/03/2019 @ 100
2.400%, 11/01/2035 (A)	2,200	2,200
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,284

		5,084

Missouri — 1.9%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,612

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	$230	$247
4.375%, 02/01/2031 (B)	600	632
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,230
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,570
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,454
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,191
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,948
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,325
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,107
5.000%, 01/01/2028	1,400	1,598
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,073
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,524
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,553

		40,064

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	$1,130	$1,224

Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,573
5.000%, 09/01/2034	1,000	1,257
5.000%, 09/01/2035	2,840	3,589
5.000%, 09/01/2036	3,140	3,987
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,162
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,221
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,329
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,824
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,248

		29,190

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,925
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	2,808
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,363
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,096
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	$400	$479

		15,379

New Jersey — 4.5%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	3,875
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,331
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	1,450	1,507
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,210
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,500	1,745
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	1,000	1,001
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,943
5.000%, 03/01/2028	1,250	1,362
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,132
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB, ST APPROP
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,375

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	$3,000	$3,448
5.000%, 06/15/2026	3,020	3,438
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	941
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,645
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,762
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,212
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	11,695
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	2,775	2,963
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,337
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	4,142
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,292
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,490
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	$4,000	$4,217
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,542
5.000%, 01/01/2032	6,000	7,366
5.000%, 01/01/2033	350	428
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,732
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	329
5.000%, 01/01/2033	425	489
5.000%, 01/01/2034	570	654
5.000%, 01/01/2035	570	652
5.000%, 01/01/2036	570	650
5.000%, 01/01/2037	570	647

		94,226

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,323

New York — 7.0%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (C)	3,500	3,612
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	775	779
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	305
5.000%, 09/01/2034	1,000	1,213
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,812
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,724
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	6,066

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,325	$1,677
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,133
Nassau County, Tobacco Settlement, RB
Callable 06/17/2019 @ 100
5.125%, 06/01/2046	170	164
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 07/01/2019 @ 100
6.500%, 12/01/2028	3,500	3,653
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,211
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,532
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,218
New York City, Ser B-1, GO
Callable 10/01/2027 @ 100
4.000%, 10/01/2041	2,000	2,204
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,747
5.000%, 08/01/2023	1,315	1,506
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,725
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,733
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,260
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,902
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,314
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2024	2,250	2,384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	$2,470	$2,699
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,831
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,393
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,248
New York City, Water & Sewer System Finance Authority, Ser BB - Sub-Ser AA-1, RB
2.180%, 06/15/2032 (A)	1,500	1,500
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,751
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	269
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	667
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,413
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,012
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,283
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,249

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	$5,000	$6,205
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,003
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,908
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,068
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,318
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,236
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,175
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,407
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,767
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,472
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,721
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	6,874
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,826
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,931

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	$1,810	$2,161
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Callable 07/01/2019 @ 100
2.016%, 01/01/2033 (A)	5,000	5,002
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	611
5.000%, 06/01/2031	525	606
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,233

		146,713

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,870
5.000%, 07/01/2027	1,500	1,878
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,887
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (C)	1,125	1,161
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,513
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,432
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,272

		19,013

Ohio — 1.6%
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,741
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,413
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,355

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	$2,000	$2,103
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,633
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,271
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,469
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,268
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,547
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,000	1,059
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,811

		32,670

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,925
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,427

		4,352

Oregon — 1.0%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	$2,450	$2,854
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,160
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,935
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	3,755	4,009
Oregon State, Ser A, GO
5.000%, 05/01/2028	5,400	6,886

		20,379

Pennsylvania — 5.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,037
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,323
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,155	1,227
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,470
Berks County, Municipal Authority, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,492
Berks County, Municipal Authority, RB
Pre-Refunded @ 100
5.250%, 11/01/2019 (C)	1,465	1,487
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,230
City of Philadelphia, Pennsylvania Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,781
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,987

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	$3,500	$4,208
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
1.950%, 09/01/2048 (A)	10,000	10,001
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	792
5.000%, 07/01/2034	875	939
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	607
5.000%, 07/01/2032	560	605
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,366
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,024
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,385
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,171
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,951
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (C)	1,215	1,235
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,557
5.000%, 09/15/2026	2,500	3,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	$2,520	$2,697
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	170
Pennsylvania State, Housing Finance Agency, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,040
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,929
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	903
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,505
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,853
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,555
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,120
5.000%, 12/01/2035	1,000	1,179
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,192
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,304
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,371

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	$25	$31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,023
5.000%, 09/01/2030	7,975	9,365
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,216

		115,404

Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	8,625	8,568

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,689

South Carolina — 1.5%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,526
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,869
Greenville County, School District, RB
5.500%, 12/01/2019	13,175	13,440
South Carolina Jobs, Economic Development Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	2,085
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,792
5.000%, 07/01/2030	1,500	1,849
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	$3,800	$4,419

		32,167

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	985
5.000%, 11/01/2028	900	1,064

		2,049

Tennessee — 1.0%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,343
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,024
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	1,100	1,142
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,455
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,303
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	5,000	5,482
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,131

		20,880

Texas — 12.8%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,327
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,169

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	$1,535	$1,847
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,646
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	5,986
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,551
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,830
5.000%, 08/15/2033	6,500	7,326
City of Dallas, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,187
5.000%, 11/01/2031	1,250	1,476
5.000%, 11/01/2032	2,500	2,942
5.000%, 11/01/2033	1,175	1,378
5.000%, 11/01/2034	1,000	1,168
5.000%, 11/01/2035	1,000	1,165
City of Houston, Ser A, RB
5.000%, 03/01/2025	3,070	3,630
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,214
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (C)	430	440
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,695
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,177
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 07/01/2019 @ 100
5.250%, 01/01/2023	$3,495	$3,504
Dallas, GO
5.000%, 02/15/2026	4,400	5,335
Dallas, Independent School District, GO, PSF-GTD
5.000%, 02/15/2036 (A)	2,165	2,355
Dallas, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	40	44
Dallas, Independent School District, Ser S, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2022 (C)	520	568
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,591
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,969
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,793
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,766
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,275
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,080
5.000%, 11/15/2022	1,050	1,166
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,549
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,879
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,672
5.000%, 11/15/2030	3,310	3,792

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	$5,660	$6,134
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,313
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	3,011
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2027	6,000	6,607
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,639
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,819
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,721
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,984
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,245
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,164
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,001
North Texas Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,158
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,559
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,830

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	$5,000	$5,792
5.000%, 01/01/2034	4,785	5,502
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,669
5.000%, 01/01/2033	995	1,171
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,977
5.000%, 01/01/2035	1,000	1,187
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,083
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,291
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,010
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,698
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,068
5.000%, 05/15/2022	500	550
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,766
Texas State, GO
5.000%, 04/01/2026	3,800	4,637
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,958
5.000%, 04/01/2029	3,000	3,452
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,200
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,944
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,858

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	$2,220	$2,296
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,421
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	2,008
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,040
5.000%, 05/15/2026	2,500	3,070
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,353
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,621
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,148
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,221
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,118
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,345
5.000%, 02/15/2021 (E)	105	111
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,598
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,039
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,662
West Travis County, Public Utility Agency, RB
Pre-Refunded @ 100
5.000%, 08/15/2021 (C)	1,000	1,075

		267,981

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$1,500	$1,805
Utah County, IHC Health Services, RB
Callable 05/15/2028 @ 100
5.000%, 05/15/2036	2,000	2,446
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,931

		12,096

Virginia — 1.6%
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,738
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,235
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,300
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,110
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	2,000	2,118
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,119
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	2,000	2,048
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,615
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB
Callable 06/17/2019 @ 21
12.001%, 06/01/2047 (D)	41,470	4,326
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,685

		34,294

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington — 3.3%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	$7,720	$9,299
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,691
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,070
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,748
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,704
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,302
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,455	1,541
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,407
5.000%, 07/01/2035	2,000	2,399
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,077
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,768
Washington State, GO
5.000%, 07/01/2023	5,000	5,704
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,944
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,956
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,178
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	$5,000	$6,114
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,511
5.000%, 06/01/2022	2,700	2,927

		69,547

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,559
5.000%, 06/01/2032	1,510	1,875
5.000%, 06/01/2034	1,000	1,231
5.000%, 06/01/2035	1,005	1,232

		5,897

Wisconsin — 1.5%
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,089
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,533
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,182
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,291
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,894
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	700	716
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,000	1,047

24	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	$1,390	$1,655
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,544
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,102
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	663
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,305

		31,021

Total Municipal Bonds (Cost $1,972,742) ($ Thousands)		2,064,868

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, CI F
2.190%**†	442,644	443

Total Cash Equivalent (Cost $443) ($ Thousands)		443

Total Investments in Securities — 98.9% (Cost $1,973,185) ($ Thousands)		$2,065,311

Percentages are based on Net Assets of $2,088,108 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2019.

†	Investment in affiliated security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $28,819 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,064,868	$–	$2,064,868
Cash Equivalent	443	–	–	443

Total Investments in Securities	$443	$2,064,868	$–	$2,065,311

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between
Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Intermediate-Term Municipal Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 134,969	$ (134,526)	$ —	$ —	$ 443	442,644	$ 52	$ —

26	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.2%
Alabama — 4.0%
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
2.602%, 12/01/2048 (A)	$13,500	$13,248
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,565
Black Belt, Energy Gas District, Ser A, RB
Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,219
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	2,965	3,158
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2019 @ 100
1.850%, 08/01/2037 (A)	2,000	2,000
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
2.516%, 06/01/2049 (A)	18,000	17,737
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	4,850	5,245
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
2.070%, 04/01/2049 (A)	3,500	3,454

		51,626

Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,043
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	1,800	1,930
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	1,140	1,222

		4,195

Arizona — 1.5%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,296
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 07/01/2019 @ 100
1.350%, 07/01/2019	1,610	1,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 07/01/2019 @ 102
3.375%, 12/01/2031 (A)	$3,815	$3,922
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,752
Phoenix, Civic Improvement, Ser A, RB
5.000%, 07/01/2020	2,800	2,906
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	553
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 06/04/2019 @ 100
2.100%, 09/01/2045 (A)	1,475	1,475
Yavapai County, RB
2.500%, 03/01/2028	500	500

		19,014

California — 3.1%
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
1.790%, 12/01/2035 (A)	4,750	4,750
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100
2.080%, 08/01/2047 (A)	1,500	1,500
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
1.940%, 10/01/2047 (A)	2,130	2,126
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
1.189%, 04/01/2038 (A)	1,000	1,001
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 01/01/2020 @ 100
2.175%, 04/01/2038 (A)	2,000	2,002
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100
1.770%, 10/01/2045 (A)	2,000	2,001

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Ser A, RB
2.000%, 02/01/2039 (A)(B)	$8,000	$8,021
California State, Ser B, GO
Callable 06/01/2021 @ 100
2.496%, 12/01/2031 (A)	1,800	1,809
California State, Statewide Communities Development Authority, Ser D, RB
1.790%, 07/01/2041 (A)	1,525	1,525
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2022	1,100	1,209
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,820
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
1.720%, 10/01/2047 (A)(B)	4,000	4,000
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	7,380	7,398
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	300	301

		40,463

Colorado — 1.0%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	950
Colorado State, Housing & Finance Authority, South Range, Crossings Project, RB
2.150%, 01/01/2038 (A)	1,050	1,052
Denver City & County Airport System Revenue, Ser A, AMT, RB
Callable 11/15/2021 @ 100
5.250%, 11/15/2022	1,000	1,088
Denver City & County Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	2,175	2,428
Denver City & County, Airport Revenue, RB, AGC
Callable 06/07/2019 @ 100
2.000%, 11/15/2025 (A)	375	375
E-470, Public Highway Authority, RB
Callable 09/01/2020 @ 100
2.052%, 09/01/2039 (A)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Park Creek, Metropolitan District, RB 4.000%, 12/01/2019	$350	$354
University of Colorado, Hospital Authority, RB
Callable 09/01/2019 @ 100
4.000%, 11/15/2047 (A)	5,295	5,324

		12,321

Connecticut — 1.7%
Connecticut State, Special Tax Revenue, Ser B, RB
5.000%, 12/01/2021	1,500	1,626
Connecticut State, Health & Educational Facilities Authority, RB
2.000%, 07/01/2033 (A)	1,000	1,014
Connecticut State, Health & Educational Facilities Authority, Yale University Project, Ser A, RB
1.000%, 07/01/2042 (A)	3,000	2,999
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	560
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,344
Connecticut State, Ser A, GO
5.000%, 04/15/2022	1,350	1,476
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,464
Connecticut State, Ser D, GO
2.340%, 09/15/2019 (A)	700	701
Connecticut State, Ser F, GO
5.000%, 11/15/2020	500	525
Connecticut State, Ser G, GO
5.000%, 11/01/2020	1,050	1,100
Connecticut State, SIFMA Index Project, Ser A, GO
2.410%, 03/01/2025 (A)	1,815	1,826
2.370%, 03/01/2024 (A)	1,110	1,116
2.320%, 03/01/2023 (A)	1,075	1,080
2.070%, 03/01/2020 (A)	1,125	1,128
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2019	290	291
5.000%, 02/01/2021	565	597
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,034
2.000%, 05/01/2020	400	402
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,036

		21,319

28	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	$795	$819
4.000%, 06/01/2019	885	885

		1,704

District of Columbia — 0.2%
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,012

Florida — 3.6%
Broward County, Florida Airport System Revenue, Ser A, AMT, RB
5.000%, 10/01/2020	400	418
Citizens Property Insurance, Ser A, RB
5.000%, 06/01/2020	4,415	4,571
Citizens Property Insurance, Ser A, RB
Callable 12/01/2019 @ 100
5.000%, 06/01/2020	3,390	3,449
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,720
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	1,905	2,038
Highlands County, Health Facilities Authority, RB
1.440%, 11/15/2037 (A)	4,350	4,350
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,291
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,205	4,530
Lee Memorial Health System, RB
Callable 06/03/2019 @ 100
1.670%, 04/01/2049 (A)	2,000	2,000
Miami-Dade County, Florida Aviation Revenue, AMT, RB
5.000%, 10/01/2020	1,010	1,055
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
2.000%, 08/01/2019 (A)	2,000	2,000
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	$1,575	$1,593
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,720
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,858
St. Lucie County, School Board, TAN
3.000%, 06/28/2019	2,000	2,002

		47,099

Georgia — 6.2%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB
Callable 07/01/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	3,012
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,346
Burke County, Development Authority, Plant Vogtle Project, RB
1.850%, 12/01/2049 (A)	7,615	7,613
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	503
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,235
DeKalb County, Housing Authority, Ser A, RB
2.000%, 02/01/2022 (A)	1,500	1,504
DeKalb County, Housing Authority, Sterling At Candler Village Project, RB
Callable 06/21/2019 @ 100
2.150%, 01/01/2021 (A)	1,570	1,570
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB
Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	1,003
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	945	1,047
Macon-Bibb County, Housing Authority, RB
Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	3,009
Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	673
Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,034

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
1.990%, 08/01/2048 (A)	$2,500	$2,477
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,494
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,315
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB
Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	1,410	1,413
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
Callable 12/01/2020 @ 100
2.250%, 12/01/2021 (A)	14,695	14,808
Waleska, Downtown Development Authority, Reinhardt University Project, RAN
Callable 07/01/2019 @ 100
2.000%, 08/01/2019	7,000	7,000

		80,056

Hawaii — 1.9%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2023	4,000	4,277
Hawaii State, Airports System Revenue, Ser B, AMT, RB
5.000%, 07/01/2020	1,000	1,036
Hawaii State, Harbor System Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.500%, 07/01/2021	2,095	2,180
Honolulu City & County, Rail Transit Project, GO
Callable 06/17/2019 @ 100
1.740%, 09/01/2025 (A)	1,250	1,250
1.720%, 09/01/2022 (A)	7,500	7,498
1.720%, 09/01/2023 (A)	8,500	8,498

		24,739

Illinois — 6.9%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	500	508
4.000%, 03/01/2021	1,000	1,037
Brookfield Village, Brookfield Zoo Project, RB
1.460%, 06/01/2038 (A)(C)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	$1,990	$2,007
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,828
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2020	1,000	1,018
Chicago, Water Revenue Board, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2023	3,000	3,121
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2019	5,655	5,730
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	810	846
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,044
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,458
Cook County, Ser A, GO
5.000%, 11/15/2019	2,465	2,502
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B, RB
1.800%, 07/01/2036 (A)	1,850	1,852
Illinois State, Educational Facilities Authority, University of Chicago, Ser B, RB
1.875%, 07/01/2025 (A)	1,000	1,002
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	479
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	424
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
2.141%, 11/01/2034 (A)	1,750	1,748
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	920	948
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB
Pre-Refunded @ 100
7.000%, 08/15/2019 (D)	3,120	3,153

30	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	$950	$981
5.000%, 08/15/2021	400	424
Illinois State, GO
5.000%, 08/01/2019	3,255	3,272
5.000%, 02/01/2020	13,710	13,985
5.000%, 07/01/2021	2,560	2,714
4.000%, 02/01/2021	1,350	1,393
Illinois State, Highway Authority Toll Refunding, Ser A, RB, AGM
1.430%, 01/01/2031 (A)	1,485	1,485
Illinois State, RB, NATL
5.750%, 06/15/2019	575	576
Illinois State, Sales Tax Revenue, Junior Lien, RB
5.000%, 06/15/2020	1,000	1,030
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,668
Illinois State, Ser B, RB
5.000%, 06/15/2019	500	500
Illinois State, Ser B, RB
Callable 07/01/2019 @ 100
5.000%, 06/15/2020	920	922
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,606
5.000%, 11/01/2021	5,910	6,322
5.000%, 11/01/2022	6,000	6,555
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	2,985	3,229
La Salle & Livingston Counties Township High School District No. 40 Streator, RB
Callable 06/17/2019 @ 100
2.200%, 12/01/2019	1,200	1,200
Lake County, Forest Preserve District, Ser A, GO
2.229%, 12/15/2020 (A)	260	260
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.150%, 01/01/2021 (E)(F)	1,555	1,515
2.150%, 01/01/2021 (F)	1,195	1,155
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	1,885	2,038
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	536
Whiteside & Lee Counties Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.169%, 11/01/2022 (F)	$1,625	$1,515

		89,132

Indiana — 1.8%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.886%, 02/01/2020 (F)	1,000	989
Center Grove, Multi-Facility School Building, RB
Callable 06/15/2020 @ 100
2.500%, 12/15/2020	1,000	1,008
Hammond, Local Public Improvement Bond Bank, RAN
3.000%, 06/30/2019	1,500	1,501
Indiana Bond Bank, RAN
Callable 07/08/2019 @ 100
4.000%, 01/03/2020	2,000	2,005
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	3,325	3,318
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,430	1,428
Indiana State, Health Facility Financing Authority, RB
Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(D)	30	30
Jay County, Building First Mortgage, Ser 2009, RB
3.750%, 07/15/2019 (E)	210	210
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,475	3,480
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	724
5.000%, 04/01/2021	740	783
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
Callable 06/28/2019 @ 100
2.170%, 12/01/2044 (A)	5,815	5,817
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	2,000	2,001

		23,294

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB
1.880%, 04/01/2022 (A)(C)	$1,500	$1,500
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 11/02/2020 @ 100
1.720%, 07/01/2047 (A)	2,000	1,997
Iowa State, Finance Authority, Unity Point Health Project, RB
2.220%, 02/15/2039 (A)(C)	1,000	1,000

		4,497

Kansas — 0.6%
Kansas State, Department of Transportation, Ser C, RB
2.140%, 09/01/2023 (A)	7,700	7,698

Kentucky — 2.8%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	10,000	9,977
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,229
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2020	650	664
4.000%, 12/01/2020	1,000	1,031
4.000%, 06/01/2021	1,000	1,041
4.000%, 12/01/2021	1,495	1,570
4.000%, 06/01/2022	1,430	1,513
4.000%, 12/01/2022	2,000	2,133
Kentucky State, Rural Water Finance, Ser E, RAN
Callable 09/01/2019 @ 100
2.250%, 03/01/2020	3,000	3,004
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,452
1.250%, 06/01/2033 (A)	4,000	4,000
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	1,300	1,301

		35,915

Louisiana — 0.2%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	$1,000	$1,051

		2,050

Maryland — 0.3%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	2,003
Maryland State, Ser B, GO
Pre-Refunded @ 100
4.000%, 03/15/2020 (D)	2,080	2,122

		4,125

Massachusetts — 2.8%
Commonwealth of Massachusetts, Ser C, GO
5.000%, 10/01/2022	1,040	1,161
Massachusetts State, Development Finance Agency, RB
5.000%, 10/01/2020	3,320	3,467
5.000%, 10/01/2021	3,490	3,765
5.000%, 10/01/2022	2,195	2,442
5.000%, 10/01/2023	2,400	2,748
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	881
5.000%, 07/01/2021	400	426
5.000%, 07/01/2022	400	438
Massachusetts State, Development Finance Agency, UMass Memorial Healthcare Project, Ser l, RB
5.000%, 07/01/2019	575	576
Massachusetts State, Development Finance Authority, Ser A, RB
5.000%, 07/01/2023	725	812
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	384
3.000%, 07/01/2019	225	225
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 06/06/2019 @ 100
2.090%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
Callable 07/01/2019 @ 100
2.000%, 07/01/2020 (C)	4,750	4,751

32	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, RB
2.400%, 12/01/2023 (A)	$2,225	$2,253
Massachusetts State, Housing Finance Agency, RB
Callable 06/01/2020 @ 100
2.400%, 06/01/2021 (A)	4,000	4,023
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,450
Massachusetts State, Ser C, RAN
4.000%, 06/20/2019	3,000	3,003
Nuveen AMT-Free Quality Municipal Income Fund, RB
1.770%, 03/01/2029 (A)	2,000	2,000

		35,805

Michigan — 1.7%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	600	655
5.000%, 07/01/2023	420	470
Michigan State, Building Authority, Ser l-A, RB
Callable 10/15/2021 @ 100
5.000%, 10/15/2023	1,060	1,146
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	533
5.000%, 11/15/2020	530	554
Michigan State, Finance Authority, State Aid Withholding Revenue Notes, Ser A, RB
4.000%, 08/20/2019	2,000	2,010
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,173
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A, RB
1.500%, 11/01/2027 (A)	1,550	1,550
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, RB
Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,032
5.000%, 11/15/2021	2,975	3,021
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,194
University of Michigan, RB
Callable 10/01/2021 @ 100
2.570%, 04/01/2033 (A)	2,000	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	$2,000	$2,163

		22,493

Minnesota — 1.0%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	515
4.000%, 01/01/2022	555	581
Duluth Independent School District No. 709, Ser B, RB
5.000%, 02/01/2020	1,095	1,118
Minneapolis, Riverside Homes Project, Ser A, RB
Callable 11/01/2019 @ 100
2.400%, 11/01/2021 (A)	1,250	1,253
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	370	370
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser E, AMT, RB
2.000%, 07/01/2020	700	701
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2020	4,890	4,904
Minnesota State, Trunk Highway Project, Ser E, GO
Callable 08/01/2020 @ 100
5.000%, 08/01/2022	3,205	3,337

		12,779

Mississippi — 1.0%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	555
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 11/01/2019 @ 100
1.900%, 05/01/2037 (A)	2,210	2,212
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/01/2021 @ 100
2.500%, 04/01/2022	7,000	7,045
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	497

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.800%, 09/01/2022 (A)	$2,500	$2,500

		12,809

Missouri — 0.4%
Kansas City, Industrial Development Authority, Gotham Apartments Project, RB
Callable 08/01/2019 @ 100
1.810%, 02/01/2021 (A)	1,000	1,000
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	2,947
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	1,000	1,002

		4,949

Nebraska — 0.0%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	537

Nevada — 0.2%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,750
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,005

		2,755

New Hampshire — 0.4%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	600	606
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, RB
1.450%, 06/01/2023 (A)	4,800	4,800

		5,406

New Jersey — 7.2%
Borough of Englewood Cliffs, BAN
2.300%, 02/21/2020	4,504	4,523
Borough of Upper Saddle River, BAN
2.500%, 02/14/2020	6,695	6,732
Burlington County, Bridge Commission, Revenue Notes, Ser C, RB
3.250%, 11/26/2019	1,975	1,991
Cedar Grove Township, BAN
2.500%, 07/18/2019	4,055	4,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ewing Township, BAN
3.000%, 06/07/2019	$3,664	$3,664
Greenwich Township, BAN
3.250%, 10/10/2019	2,154	2,166
Hudson County, Improvement Authority, Ser B, RB
3.000%, 05/22/2020	600	608
Millburn Township, GO
2.750%, 01/30/2020	2,608	2,625
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	540	545
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
2.670%, 09/01/2025 (A)	4,550	4,490
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,500	3,688
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,068
New Jersey State, Enviromental Infrastructure Bank, RB
5.000%, 09/01/2022	1,055	1,176
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,016
5.000%, 12/01/2020	1,500	1,569
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB
Callable 06/21/2019 @ 100
1.900%, 02/01/2020 (A)	2,500	2,501
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB
Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,393
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,193
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2020	1,120	1,140
4.000%, 10/01/2020	1,290	1,326
4.000%, 04/01/2021	1,405	1,454

34	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	$1,000	$1,036
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	1,500	1,502
5.000%, 06/15/2020	1,990	2,056
4.000%, 06/15/2019	1,290	1,291
4.000%, 06/15/2020	505	516
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	1,775	1,934
New Jersey State, Turnpike Authority, Ser C, RB
2.340%, 01/01/2023 (A)	5,000	5,017
New Jersey State, Turnpike Authority, Ser C, RB
Callable 07/01/2020 @ 100
2.200%, 01/01/2028 (A)	2,000	2,003
Newark, Ad Valorem Property Tax, GO
3.500%, 10/09/2019	4,825	4,851
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	953
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2020	3,000	3,093
5.000%, 06/01/2021	4,000	4,239

		93,417

New Mexico — 0.5%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,145
New Mexico State, Municipal Energy Acquisition Authority, Ser A, RB
Callable 08/01/2019 @ 100
5.000%, 11/01/2039 (A)	2,855	2,870
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
Callable 06/21/2019 @ 100
2.415%, 11/01/2039 (A)	2,100	2,100

		6,115

New York — 14.1%
Auburn, BAN
3.125%, 08/20/2019	191	192
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,200
Chenango Forks, Central School District, BAN
2.500%, 06/18/2019	8,113	8,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Eastport-South Manors, Central School District, TAN
2.750%, 06/25/2019	$3,000	$3,002
Glens Falls, BAN
2.100%, 06/07/2019	3,495	3,495
Hempstead Union, Free School District, TAN
2.750%, 06/27/2019	2,000	2,001
Island Park Village, Ser A, BAN
3.000%, 03/05/2020	1,000	1,010
Lansingburgh, Central School District at Troy, BAN
2.750%, 07/19/2019	3,975	3,980
Metropolitan New York, Transportation Authority, Ser B, BAN
5.000%, 05/15/2021	36,270	38,628
Metropolitan New York, Transportation Authority, Ser D, RB
1.870%, 11/15/2044 (A)	2,000	1,993
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,014
Metropolitan New York, Transportation Authority, Ser G, RB
Callable 07/01/2019 @ 100
1.965%, 11/01/2032 (A)	1,600	1,599
Nassau County, Ser A, GO
4.000%, 12/10/2019	14,085	14,272
New York City Industrial Development Agency, RB
Callable 06/03/2019 @ 100
2.200%, 05/01/2033 (A)(C)	2,000	2,000
New York City, GO
2.200%, 04/01/2035 (A)	2,100	2,100
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 06/13/2019 @ 100
1.850%, 05/01/2021 (A)	2,000	2,000
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 06/17/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	1,004
New York City, Ser C, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2022	6,430	6,467
New York City, Ser C, GO, AGC
2.150%, 10/01/2027 (A)	350	350
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,640	1,738

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, RB
2.200%, 06/15/2049 (A)	$1,500	$1,500
New York City, Water & Sewer System, Ser BB, RB
2.260%, 06/15/2049 (A)	1,370	1,370
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,126
2.000%, 06/01/2029 (A)	12,635	12,700
New York State, Housing Finance Agency, RB
Callable 07/01/2019 @ 100
1.800%, 05/01/2050 (A)	370	370
New York State, Housing Finance Agency, RB
Callable 05/01/2020 @ 100
1.875%, 05/01/2050 (A)	2,500	2,503
New York State, Housing Finance Agency, RB, FHLMC
1.400%, 05/01/2035 (A)(C)	1,700	1,700
New York State, Mortgage Agency Homeowner, Ser 183, AMT, RB
2.300%, 10/01/2019	2,000	2,003
New York State, Mortgage Agency Homeowner, Ser 55, RB
2.250%, 04/01/2022	500	503
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB
1.720%, 05/01/2047 (A)(B)	4,000	4,000
Ogdensburg, Enlarged City School District,
GO
2.500%, 06/19/2019	15,185	15,190
Oyster Bay, Public Improvement Authority,
GO
4.000%, 02/15/2020	1,975	2,003
Skaneateles Village, BAN
3.250%, 11/15/2019	2,200	2,214
Suffolk County, GO
5.000%, 07/24/2019	4,000	4,019
2.000%, 03/20/2020	15,930	15,980
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RAN
3.000%, 06/28/2019	7,055	7,059
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,063
4.000%, 06/01/2019	3,000	3,000
Ulster County, BAN
3.250%, 11/20/2019	3,044	3,071

		182,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina — 1.0%
Asheville, Housing Authority, Ledgewood Village Project, RB
1.900%, 12/01/2020 (A)	$1,390	$1,392
Charlotte, Airport Revenue, AMT, RB
5.000%, 07/01/2020	1,555	1,611
Charlotte, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	778
Montgomery County, Public Facilities, BAN
Callable 03/01/2020 @ 100
3.000%, 09/01/2020	1,000	1,010
North Carolina State, Capital Facilities Finance Agency, Various Republic Services Projects, AMT, RB
2.129%, 06/01/2038 (A)	3,500	3,500
Raleigh Durham, Airport Authority, Ser A, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	1,485	1,534
Wake County, Ser B, GO
5.000%, 03/01/2021	3,500	3,717

		13,542

North Dakota — 0.1%
Williston, Airport Revenue, RB
5.000%, 11/01/2019	500	507
5.000%, 11/01/2020	525	548

		1,055

Ohio — 4.0%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,136
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,185	4,219
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,150	1,165
Butler County, Hamilton-Mason Improvement Project, BAN
3.000%, 07/25/2019	1,955	1,959
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
Callable 04/01/2021 @ 100
2.000%, 04/01/2022 (A)	1,000	1,003
Franklin County, Sawyer & Trevitt Project, RB
1.300%, 06/01/2020 (A)	5,175	5,175
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2020	575	581

36	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Heath City School District, GO, NATL
1.922%, 12/01/2020 (F)	$1,025	$997
Lancaster Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,303
Lorain County, BAN
3.000%, 02/07/2020	1,000	1,010
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,158
Mahoning County, Various Purpose Notes, GO
3.000%, 09/19/2019	2,000	2,009
Newark, GO
3.125%, 04/09/2020	850	858
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
2.000%, 09/01/2021 (A)	1,050	1,052
Ohio State, Housing Finance Agency, Rad East Project, RB
Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,111
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 09/01/2019 @ 100
1.250%, 09/01/2020 (A)	1,700	1,698
Seven Hills, GO
3.000%, 04/09/2020	1,000	1,011
Tipp City, BAN
3.000%, 02/12/2020	2,000	2,018
Trumbull County, Ser 2, BAN
3.125%, 08/29/2019	2,000	2,007
Twinsburg, BAN
3.000%, 02/27/2020	2,550	2,574
Willoughby, BAN
3.000%, 06/21/2019	5,800	5,803

		51,847

Oklahoma — 0.7%
Carter County, Independent School District No. 27, Plainville Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,115
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,305
Kingfisher County, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	$1,000	$1,028
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,108
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,564
5.000%, 09/01/2021	1,650	1,774

		8,834

Pennsylvania — 5.6%
Armstrong, School District, GO
Callable 07/01/2019 @ 100
2.375%, 03/15/2020	715	715
Bethlehem, Area School District, Ser A, RB
Callable 11/02/2020 @ 100
2.181%, 01/01/2032 (A)	6,000	5,979
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
1.840%, 09/01/2048 (A)	2,500	2,499
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,072
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	427
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,354
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,590
Montgomery County, Higher Education & Health Authority, RB
4.000%, 05/01/2036 (A)	2,350	2,472
Montgomery County, Industrial Development Authority, Exelon Generation Project, RB
2.550%, 12/01/2029 (A)	4,000	4,018
2.500%, 10/01/2030 (A)	2,350	2,359
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
1.850%, 11/01/2035 (A)	2,000	2,000
New Kensington-Arnold, School District, Ser A, GO, BAM
4.000%, 05/15/2020	820	838

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	$1,350	$1,356
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,500	2,585
5.000%, 06/01/2021	3,000	3,197
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.950%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,311
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	2,265	2,298
Pennsylvania State, GO
5.000%, 07/01/2020	2,980	3,094
5.000%, 01/15/2021	1,860	1,966
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser 14, RB
Callable 11/01/2019 @ 100
2.720%, 11/01/2031 (A)	2,500	2,506
Pennsylvania State, Higher Educational Facilities Authority, RB
2.050%, 05/01/2030 (A)	2,000	2,003
Pennsylvania State, Housing Finance Agency, RB
Callable 11/01/2019 @ 100
1.650%, 11/01/2020 (A)	2,000	1,999
Pennsylvania State, Housing Finance Agency, Ser 127A, AMT, RB
1.950%, 10/01/2019	630	630
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	373
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
2.020%, 12/01/2023 (A)	3,000	3,010
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
2.120%, 12/01/2023 (A)	1,500	1,507
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB
Callable 10/01/2019 @ 100
1.400%, 10/01/2021 (A)	$4,275	$4,269
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	211

		71,962

South Carolina — 0.4%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/01/2021 @ 100
2.077%, 01/01/2035 (A)	1,500	1,498
South Carolina, Transportation Infrastructure Bank, Ser 2003B-REMK, RB
Callable 10/01/2021 @ 100
2.054%, 10/01/2031 (A)	1,500	1,499
Spartanburg County, Ser D, GO
5.000%, 03/01/2022	2,160	2,368

		5,365

South Dakota — 0.1%
South Dakota State, Housing Development Authority, AMT, RB, GNMA/FNMA/FHLMC
1.450%, 11/01/2019	1,315	1,313

Tennessee — 2.2%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	3,001
Franklin County, Health & Educational Facilities Board, RB
Callable 12/01/2020 @ 100
2.400%, 12/01/2021 (A)	1,365	1,376
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	774
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	1,001
Memphis, Health Educational & Housing Facility Board, RB
Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	2,007
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, 12th & Wedgewood Apartments Project, RB, HUD SECT 8 GNMA
1.800%, 12/01/2020 (A)	2,000	2,002

38	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, RB
1.550%, 11/15/2030 (A)	$2,390	$2,390
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Haynes Garden Apartments Project, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	4,000
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,859
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,534
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,636

		28,580

Texas — 12.9%
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,524
Alamo, Community College District, RB
3.000%, 11/01/2046 (A)	1,500	1,507
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,720
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	5,009
Bexar County, Health Facilities Development, Army Retirement Residence Foundation, RB
5.000%, 07/15/2019	100	100
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,600	6,591
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,012
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, RB
Callable 07/01/2021 @ 100
4.000%, 01/01/2022	$4,000	$4,168
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,498
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	1,125	1,126
Cypress-Fairbanks Independent School District, RB, PSF-GTD
Callable 02/15/2021 @ 100
5.000%, 02/15/2025	1,885	1,995
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	4,510	4,541
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,497
Fort Bend Independent School District, Ser A, RB, PSF-GTD
1.950%, 08/01/2049 (A)	2,000	2,017
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.750%, 08/01/2040 (A)	3,500	3,501
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,840	9,819
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,860	7,815
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD
1.180%, 02/15/2035 (A)	1,500	1,499
Harlandale, Independent School District, GO, PSF-GTD
Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,028
Harris County, Industrial Development, Deer Park Refining Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (D)	2,000	2,035
Harris County, Toll Road Senior Lien, RB
1.870%, 08/15/2021 (A)	1,230	1,229
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100
2.061%, 05/15/2034 (A)	2,350	2,345

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	$9,205	$9,190
Houston, Independent School District, Ser A, GO, PSF-GTD
3.000%, 06/01/2039 (A)	1,460	1,460
2.200%, 06/01/2039 (A)	6,500	6,537
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	8,000	7,987
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	9,500	9,546
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,969
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 08/01/2019 @ 100
2.500%, 08/01/2020	2,000	2,002
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,930
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,697
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2019 @ 100
1.420%, 08/01/2040 (A)	1,330	1,316
Port of Port Arthur Navigation District, AMT, RB
2.400%, 06/01/2049 (A)(B)	2,000	2,000
Port of Port Arthur Navigation District, AMT, RB
Callable 10/03/2019 @ 100
1.900%, 06/01/2049 (A)(B)	11,000	11,001
Round Rock, Independent School District, GO, PSF-GTD
Callable 08/01/2019 @ 100
1.500%,–%, 0, 08/01/2040 (A)	1,225	1,220
San Antonio, Electric & Gas Systems Revenue, RB
2.250%, 02/01/2033 (A)	2,040	2,046
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,005
Spring Branch, Independent School District, GO, PSF-GTD
3.000%, 06/15/2041 (A)	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2019	$1,030	$1,039
Texas State, Department of Housing & Community Affairs, Crosby Plaza Apartments Project, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2021 (A)	2,800	2,807
Texas State, Department of Housing & Community Affairs, Springs Apartment, RB, FHA
Callable 05/01/2020 @ 100
2.230%, 05/01/2021 (A)	500	502
Texas State, TRAN
4.000%, 08/29/2019	8,300	8,350
Travis County, Housing Finance, McKinney Falls Apartments Project, RB
Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,526
Williamson County, GO
1.850%, 08/15/2034 (A)	2,000	2,000

		166,721

Utah — 0.6%
Utah County, Hospital Revenue Board, IHC Health Services, RB
1.500%, 05/15/2049 (A)	4,000	4,000
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,514

		7,514

Virginia — 2.1%
Amelia County, Industrial Development Authority, AMT, RB
2.125%, 04/01/2027 (A)	8,155	8,177
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB
Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,024
2.210%, 02/01/2021 (A)	2,000	2,010
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,006
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,150	2,163
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	1,000	1,005

40	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB
Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	$5,000	$5,022
Staunton, Redevelopment & Housing Authority, Willow View Town Homes, RB
Callable 11/01/2020 @ 100
1.950%, 05/01/2022 (A)	1,500	1,503
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	1,002

		26,912

Washington — 3.7%
Central Puget Sound, Regional Transit Authority, RB
Callable 11/01/2020 @ 100
1.720%, 11/01/2045 (A)	10,000	9,997
Central Puget Sound, Regional Transit Authority, RB
Callable 11/01/2022 @ 100
1.870%, 11/01/2045 (A)	1,500	1,501
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	10,023
Pend Oreille County, Public Utility District No. 1 Box Canyon, RB
5.000%, 01/01/2020	1,460	1,485
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB
Callable 06/21/2019 @ 100
1.950%, 06/01/2020	9,445	9,446
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 11/01/2020 @ 100
1.710%, 05/01/2045 (A)	5,000	4,986
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,520	1,638
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB
Callable 06/21/2019 @ 100
1.400%, 11/01/2019	7,000	6,991
Washington State, Ser F, GO, NATL
1.674%, 12/01/2021 (F)	1,300	1,249

		47,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West Virginia — 0.3%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	$750	$753
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,561

		3,314

Wisconsin — 0.4%
Milton, School District, BAN
5.000%, 08/19/2019	1,000	1,006
PMA, Levy & Aid Anticipation Notes Program, Ser A, RB
3.000%, 07/19/2019	1,000	1,002
Public Finance Authority, AMT, RB
1.950%, 09/01/2027 (A)	2,000	2,001
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN
Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	1,001

		5,010

Wyoming — 0.5%
Uinta County, Pollution Control, Revenue, Chevron USA Project, RB
Callable 06/03/2019 @ 100
2.200%, 08/15/2020 (A)	2,900	2,900
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100
1.740%, 12/01/2048 (A)	3,000	3,005

		5,905

Multi-State — 0.8%
BB&T Municipal Trust, RB
2.220%, 11/30/2021 (A)(B)(C)	2,190	2,190
1.970%, 11/30/2019 (A)(B)(C)	7,810	7,810

		10,000

Total Municipal Bonds (Cost $1,301,435) ($ Thousands)		1,306,049

Total Investments in Securities — 101.2% (Cost $1,301,435) ($ Thousands)		$1,306,049

Percentages are based on Net Assets of $1,290,184 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Short Duration Municipal Fund (Continued)

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $39,022 ($ Thousands), representing 3.0% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LIBOR — London Interbank Offered Rate

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

TRAN — Tax Revenue Anticipation Note

As of May 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

42	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.0%
California — 98.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,201
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,638
5.000%, 09/02/2025	995	1,201
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,599
5.000%, 10/01/2023	2,160	2,489
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	624
Anaheim, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,524
5.000%, 02/01/2028	4,000	5,144
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,505
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	726
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	336
5.000%, 10/01/2025	400	490
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	500	531
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2021	135	146
California State, Educational Facilities Authority, Pepperdine University Project, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (A)	465	520
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	320	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$793
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	953
California State, GO
5.000%, 09/01/2025	1,500	1,822
5.000%, 08/01/2026	15,000	18,622
5.000%, 09/01/2026	2,000	2,488
5.000%, 11/01/2026	5,000	6,243
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,736
California State, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,674
California State, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,451
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,711
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,365
5.000%, 08/01/2031	5,000	6,206
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,315
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	442
5.000%, 06/01/2026	350	385
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,114
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	548
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,284

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	$500	$626
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,158
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100
2.080%, 08/01/2047 (B)	3,500	3,501
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,194
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	393
5.000%, 02/01/2024	500	579
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,296
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,169
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	744
5.000%, 07/01/2025	500	584
5.000%, 07/01/2027	1,170	1,413
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,741
5.000%, 07/01/2026	450	535
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,220
5.000%, 06/30/2029	1,300	1,579
5.000%, 12/31/2029	1,000	1,211
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	607
5.000%, 06/01/2026	310	386
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	2,962
5.000%, 05/15/2029	1,450	1,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (B)	$1,125	$1,136
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,246
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,518
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,801
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (C)	825	919
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,096
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	225
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,687
5.000%, 05/15/2024	1,445	1,662
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	539
5.000%, 10/01/2022	500	555
5.000%, 10/01/2023	500	570
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	558
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,564
5.000%, 05/15/2026	1,355	1,624
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,855

44	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	$1,200	$1,319
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,026
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,792
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,316
City of Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,000	3,726
Contra Costa, Transportation Authority, Ser A, RB
Callable 09/01/2020 @ 100
1.990%, 03/01/2034 (B)	3,000	3,002
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,984
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	940
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,550
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,206
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,773
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,500	1,766
5.000%, 06/01/2027	5,000	5,972
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,130
5.000%, 06/01/2025	3,365	3,888
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,138
Hesperia, Community Redevelopment Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,899
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	874
5.000%, 11/01/2025	1,000	1,229
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Inglewood, Successor Agency to the Redevelopment Agency, Sub-Ser, TA, BAM
5.000%, 05/01/2025	$1,000	$1,192
5.000%, 05/01/2026	500	609
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	511
5.000%, 08/01/2025	570	686
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,239
Long Beach, Community College District, Ser B, GO
Pre-Refunded @ 100
5.000%, 08/01/2022 (A)	1,000	1,118
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,337
5.000%, 05/15/2027	2,000	2,479
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,178
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,814
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	550
5.000%, 05/15/2022	900	977
5.000%, 05/15/2023	700	776
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,994
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,321
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,393
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,132
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,568
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,232
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2023	800	918

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	$1,000	$1,210
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,387
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,990	4,956
5.000%, 05/15/2028	1,000	1,263
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	279
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	835
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,332
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,220
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,200
5.000%, 07/01/2024	1,060	1,245
5.000%, 07/01/2025	2,000	2,413
5.000%, 07/01/2029	3,940	5,129
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,148
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,262
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,776
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,082
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (B)	3,000	3,272
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	$1,200	$1,429
Palomar, Community College District, GO
5.000%, 05/01/2023	750	860
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	665
5.000%, 08/01/2024	1,300	1,534
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,411
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	764
Redlands, Unified School District, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,273
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	677
5.000%, 10/01/2026	500	618
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	634
5.000%, 09/01/2025	1,000	1,221
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,247
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,067
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	594
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,257
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,188
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,931
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	596
5.000%, 07/01/2026	400	488
5.000%, 07/01/2027	500	622

46	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,000	$1,239
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	1,000	1,106
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,408
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,618
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,248
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,191
San Diego, Regional Building Authority, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,218
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	784
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	609
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,210
5.000%, 04/01/2026	1,425	1,574
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,432
5.000%, 05/01/2025	1,000	1,215
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,654
San Francisco City & County, Public Utilities Commission, Sub-Ser, RB
5.000%, 11/01/2026	6,000	7,573
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	$275	$305
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	485
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,987
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,438
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,876
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,444
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,182
5.000%, 03/01/2026	1,780	2,151
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,280
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	815
Santa Barbara County, Ser B, AMT, TA
5.000%, 12/01/2025	1,440	1,726
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,216
Solano County, COP
5.000%, 11/01/2025	700	862
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	798
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	796
5.000%, 08/15/2024	1,000	1,097

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	$1,400	$1,709
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	537
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,462
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,859
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	519
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,226
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,216
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,329
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,236
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	919
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	1,000	1,139
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,116
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,351
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,176
Upland, Community Redevelopment Agency, TA
5.000%, 09/01/2025	1,280	1,532
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,288
5.000%, 09/01/2025	1,430	1,725

		354,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Other — 0.5%
FHLMC Multifamily Variable Rate Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	$1,500	$1,558

Total Municipal Bonds (Cost $342,471) ($ Thousands)		356,125

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, CI F
2.190%**†	503,766	504

Total Cash Equivalent (Cost $504) ($ Thousands)		504

Total Investments in Securities — 99.1% (Cost $342,975) ($ Thousands)		$356,629

Percentages are based on Net Assets of $359,923 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2019.

†	Investment in affiliated security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $919 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

48	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

California Municipal Bond Fund (Continued)

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$356,125	$–	$356,125
Cash Equivalent	504	–	–	504

Total Investments in Securities	$504	$356,125	$–	$356,629

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between
Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, CI F	$ —	$ 48,489	$ (47,985)	$ —	$ —	$ 504	503,776	$ 32	$ —

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
Massachusetts — 98.3%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,174
Boston, Ser A, GO
5.000%, 03/01/2023	500	568
5.000%, 04/01/2023	1,000	1,138
5.000%, 04/01/2027	1,000	1,268
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	585
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,052
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	536
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	227
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	673
5.000%, 07/01/2025	1,000	1,207
5.000%, 07/01/2026	1,000	1,232
5.000%, 07/01/2027	1,500	1,894
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	899
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	567
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	1,000	1,129
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,212
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,288
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	226
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	834
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,130
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	$500	$598
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	571
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	594
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	571
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	247
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,083
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	859
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,154
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,189
5.000%, 07/01/2025	1,000	1,198
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	596
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	600	705
Massachusetts State, Development Finance Agency, Solid Waste Disposal, Waste Management Project, AMT, RB
2.150%, 05/01/2027 (A)(B)	1,000	1,001
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser l, RB
5.000%, 07/01/2025	500	589
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	449

50	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	$500	$572
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	457
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,181
Massachusetts State, Development Finance Authority, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,283
Massachusetts State, Development Finance Authority, Ser A, RB
5.000%, 07/01/2023	700	784
Massachusetts State, Development Finance Authority, Suffolk University Project, RB
5.000%, 07/01/2024	350	401
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2021	500	525
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	462
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	517
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	547
Massachusetts State, Federal Highway Project, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,106
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	667
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,235
5.000%, 07/01/2028	1,000	1,256
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	307
Massachusetts State, Port Authority, Ser A, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2025	$1,000	$1,203
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	760
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	610
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/2023	1,000	1,137
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,112
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,231
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	289
5.000%, 08/01/2023	500	572
5.000%, 07/01/2026	1,000	1,231
5.000%, 07/01/2027	1,000	1,256
5.000%, 01/01/2028	1,500	1,903
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,207
5.000%, 10/01/2025	1,000	1,211
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,224
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,530
5.000%, 09/01/2028	1,000	1,284
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	570
Massachusetts State, Transportation Fund Revenue, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,163
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,234
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,289
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	578
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,179
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,118

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	$400	$467
University of Massachusetts, Building Authority, RB
5.000%, 05/01/2025	1,000	1,198
5.000%, 11/01/2026	1,000	1,241
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	606
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	586
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,118

Total Municipal Bonds (Cost $75,083) ($ Thousands)		77,888

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, CIF	433,024	433

2.190%**†
Total Cash Equivalent (Cost $433) ($ Thousands)		433

Total Investments in Securities — 98.8% (Cost $75,516) ($ Thousands)		$78,321

Percentages are based on Net Assets of $79,259 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2019.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $1,001 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$77,888	$–	$77,888
Cash Equivalent	433	–	–	433

Total Investments in Securities	$433	$77,888	$–	$78,321

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 380	$ 11,057	$ (11,004)	$ —	$ —	$ 433	433,024	$ 11	$ —

52	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.4%
Delaware — 0.9%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,151

New Jersey — 87.7%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	954
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,226
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,614
4.000%, 08/15/2022	1,265	1,368
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,237
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,259
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,136
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	499
5.000%, 01/15/2026	1,820	2,211
Carlstadt, School District, GO
5.000%, 05/01/2023	500	564
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	575
Essex County, GO
5.000%, 08/01/2025	2,500	3,023
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,240
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	600
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,179
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,139
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jersey City, Ser A, GO
5.000%, 11/01/2025	$125	$149
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	537
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,197
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,048
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	550
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,186
Monmouth County, Improvement Authority, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,247
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,966
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,540
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,255
4.000%, 11/15/2020	485	504
New Jersey State, Economic Development Authority, AMT, RB
2.450%, 04/01/2059	2,000	2,032
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,085
5.000%, 06/15/2024	685	741
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,689
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,216

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	$2,000	$2,107
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,380
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,546
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,731
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,189
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,189
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,179
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,239
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	1,920	2,086
5.250%, 09/01/2021 (A)	80	87
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,149
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/2020	1,220	1,276
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,157
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$1,000	$1,098
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,442
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,292
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,129
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,218
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	552
5.000%, 07/01/2025	1,000	1,198
New Jersey State, Health Care Facilities Financing Authority, Ser C, RB
2.050%, 07/01/2043 (B)(C)	1,000	1,000
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,146
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,046
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,653
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,075
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	2,080

54	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	$980	$1,024
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	430	476
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	345	378
5.000%, 07/01/2026	280	307
5.000%, 07/01/2027	345	377
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,348
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,724
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,734
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,756
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,258
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,182
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,753
New Jersey State, Turnpike Authority, Ser H, RB
Callable 07/01/2019 @ 100
5.000%, 01/01/2020	650	652
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	445	485
5.000%, 06/01/2024	520	567
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (D)	570	630
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	842

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	$545	$650
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	453
5.000%, 06/15/2024	315	367
5.000%, 06/15/2025	250	299
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,216
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	633
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,077
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	454
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	674
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	678
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	591
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	2,000	2,114
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	589

		108,820

New York — 7.5%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,743
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,291
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,161
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,137

		9,332

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania — 1.3%
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	$1,225	$1,560

Total Municipal Bonds (Cost $116,521) ($ Thousands)		120,863

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, CIF
2.190%**†	1,662,100	1,662

Total Cash Equivalent (Cost $1,662) ($ Thousands)		1,662

Total Investments in Securities — 98.7% (Cost $ 118,183) ($ Thousands)		$122,525

Percentages are based on Net Assets of $124,186 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of May 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$120,863	$–	$120,863
Cash Equivalent	1,662	–	–	1,662

Total Investments in Securities	$1,662	$120,863	$–	$122,525

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands)

Security Description	Value at 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 88	$27,998	$ (26,424)	$—	$—	$1,662	1,662,100	$ 34	$—

56	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.1%
Guam — 0.3%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	$500	$510

New York — 99.8%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	728
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	537
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	508
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,100
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	422
5.000%, 08/01/2027	275	336
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	267
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	622
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,219
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	221
City of New York New York, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,440
Dutchess County, Local Development, The Culinary Institute of America Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	1,010	1,243
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,106
5.000%, 05/01/2025	500	605
Erie County, Ser B, GO
5.000%, 06/01/2023	400	454
5.000%, 06/01/2024	1,200	1,396
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	$1,500	$1,816
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,466
5.000%, 09/01/2027	1,000	1,258
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	835
5.000%, 09/01/2023	500	573
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,122
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,677
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,785
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,494
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,400
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,207
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,117
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,110
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2023	325	370
5.000%, 05/01/2026	1,000	1,236
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,307
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,111
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	834

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	$895	$980
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,212
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,256
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,121
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,115
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,293
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,660
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,159
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,624
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,141
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,089
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,038
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,815
New York City, Housing Development Authority, Ser C2A, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	1,013
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,255
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,943

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser A2, GO
5.000%, 08/01/2026	$2,000	$2,474
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	5,018
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,255
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,357
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,290
New York City, Ser J, GO
5.000%, 08/01/2022	500	555
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	593
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,309
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,349
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,085
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,099
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,567
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,118
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,191
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	568
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,191
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,149

58	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	$1,000	$1,098
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	381
5.000%, 07/01/2024	1,000	1,165
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,037
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	268
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,136
5.000%, 07/01/2024	1,000	1,182
5.000%, 07/01/2025	1,000	1,203
5.000%, 07/01/2027	2,570	3,208
5.000%, 07/01/2028	665	831
5.000%, 08/01/2028	1,500	1,856
New York State, Dormitory Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	981
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,231
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	931
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,249
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2022	500	551
5.000%, 12/15/2022	475	535
5.000%, 03/15/2023	750	851
5.000%, 07/01/2023	2,250	2,580
5.000%, 03/15/2025	2,000	2,405
5.000%, 07/01/2025	1,500	1,813
5.000%, 07/01/2026	3,320	4,092
5.000%, 07/01/2028	1,500	1,952
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,617
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	$2,400	$2,964
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,750	3,396
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	516
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,909
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,159
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	1,015	1,039
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	1,000	1,245
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,703
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,280
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,106
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,085
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,772
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,594
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	563
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,248

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	$1,275	$1,434
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,075
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,439
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	634
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	596
5.000%, 05/01/2027	500	607
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	566
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,960
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,464
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,361
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,618
2.180%, 01/01/2032 (B)	2,000	2,000
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,741
5.000%, 11/15/2024	2,000	2,390
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,387
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,321
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,268
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,278
5.000%, 06/01/2025	750	869

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	$750	$830
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,278
Westchester County, Local Development, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	308
5.000%, 07/01/2026	300	356
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,131
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	613
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,008

		198,551

Total Municipal Bonds (Cost $191,529) ($ Thousands)		199,061

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, CIF
2.190%**†	1,343,765	1,344

Total Cash Equivalent (Cost $1,344) ($ Thousands)		1,344

Total Investments in Securities — 100.8% (Cost $192,873) ($ Thousands)		$200,405

Percentages are based on Net Assets of $198,864 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

60	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

New York Municipal Bond Fund (Continued)

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$199,061	$–	$199,061
Cash Equivalent	1,344	–	–	1,344

Total Investments in Securities	$1,344	$199,061	$–	$200,405

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 216	$ 25,383	$ (24,255)	$ —	$ —	$ 1,344	1,343,765	$ 13	$ —

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%
Pennsylvania — 98.7%
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	$550	$659
Allegheny County, Higher Education Building Authority, RB
5.000%, 08/01/2027	1,500	1,897
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,048
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,168
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,547
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,049
Allegheny County, Ser C, GO
5.000%, 11/01/2024	1,000	1,177
Beaver County, Hospital Authority, RB
Callable 05/15/2021 @ 100
5.000%, 05/15/2028	1,500	1,587
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	500	560
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,226
Bucks County, GO
5.000%, 06/01/2026	1,250	1,540
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	369
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,525
Capital Region, Water Revenue, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,133
Chester County, School Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,191
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,862
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	$2,500	$3,078
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,188
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,179
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	691
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	594
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	590
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	751
5.000%, 11/01/2026	425	522
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,171
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,253
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,101
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,254
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
1.840%, 09/01/2048 (A)	2,000	1,999
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	753
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,173
Hempfield Area, School District, GO, BAM
5.000%, 03/15/2025	1,600	1,884
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,090
5.000%, 03/15/2023	1,000	1,119

62	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lackawanna County, GO, BAM
5.000%, 09/01/2024	$1,000	$1,162
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	898
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,613
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	610
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,495
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,157
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,224
5.000%, 09/01/2026	690	812
5.000%, 09/01/2027	660	775
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,144
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,110
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,864
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	865
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (B)	35	36
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	649
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,150
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$350	$434
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	618
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,210
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,005
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,208
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,163
Pennsylvania State, GO
5.000%, 07/01/2021	1,000	1,072
5.000%, 09/15/2024	2,000	2,346
5.000%, 08/15/2025	1,500	1,801
5.000%, 01/01/2026	5,000	6,056
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,397
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,207
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,835
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB
5.000%, 06/15/2026	1,500	1,812
5.000%, 02/15/2027	860	1,075
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	546
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	991
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2022	1,165	1,291

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	$500	$523
5.000%, 11/01/2022	660	724
Pennsylvania State, Housing Finance Agency, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,760
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,804
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,599
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,133
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,930
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	611
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	492
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	570
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	607
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	1,000	1,119
5.000%, 12/01/2025	850	1,023
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	400
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,078
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	648
5.000%, 12/01/2025	600	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	$1,250	$1,444
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,171
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	1,500	1,828
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,534
5.000%, 08/01/2027	1,705	2,093
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,602
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,386
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	932
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	562
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,205
Philadelphia, Industrial Development Authority, Temple University Project, RB
5.000%, 04/01/2025	1,000	1,187
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	497
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,637
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,040
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,127
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,214
5.000%, 08/01/2027	1,000	1,235
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,374

64	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	$475	$585
5.000%, 11/01/2027	300	375
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,235
Pittsburgh, GO
5.000%, 09/01/2027	415	517
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,179
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,245
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,182
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,442
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,130
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,135
4.000%, 09/01/2022	1,500	1,611
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,610
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,181
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,172
Southcentral Pennsylvania, General Authority Revenue, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	621
5.000%, 06/01/2025	500	594
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,960
5.000%, 03/01/2027	1,000	1,233
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	907
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	564
5.000%, 03/01/2024	1,000	1,159
State College Area, School District, GO
5.000%, 05/15/2028	280	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	$375	$473
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	460
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,517
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,223
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,142
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,137
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,059
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	279
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,165
5.000%, 08/15/2026	610	743
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,185
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	700	790
Westmoreland County, Ser A, GO
Pre-Refunded @ 100
5.000%, 06/01/2023 (B)	300	340
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,177

Total Municipal Bonds (Cost $169,084) ($ Thousands)		175,632

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, CIF
2.190%**†	149,200	$149

Total Cash Equivalent (Cost $149) ($ Thousands)		149

Total Investments in Securities — 98.8% (Cost $169,233) ($ Thousands)		$175,781

Percentages are based on Net Assets of $177,840 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$175,632	$–	$175,632
Cash Equivalent	149	–	–	149

Total Investments in Securities	$149	$175,632	$–	$175,781

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 21,101	$ (20,952)	$ —	$ —	$ 149	149,200	$ 16	$ —

66	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 75.4%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$887
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,310
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/2029 @ 100
5.250%, 05/01/2044 (A)	4,500	4,945

		20,142

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 07/01/2019 @ 100
6.000%, 12/01/2036 (B)	200	10
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 12/01/2019 @ 100
3.500%, 12/01/2020	1,000	1,006

		1,016

Arizona — 1.1%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,667
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,175
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,614
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	458
Maricopa County, Industrial Development Authority, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	$3,565	$3,644
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 07/01/2019 @ 100
5.000%, 06/01/2037	265	252
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	521
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (A)	1,000	1,009

		14,058

California — 6.1%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (C)	5,000	5,751
California County, Tobacco Securitization Agency, RB
Callable 06/17/2019 @ 17
8.919%, 06/01/2046 (D)	12,000	1,731
California County, Tobacco Securitization Agency, RB
Callable 06/17/2019 @ 20
6.579%, 06/01/2046 (D)	10,000	1,962
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,035
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,020
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (A)(C)	1,360	1,504
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,123

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	$1,950	$2,219
California State, Pollution Control Financing Authority, AMT, RB
Callable 12/01/2024 @ 105
7.500%, 12/01/2040 (A)	2,000	2,037
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,680
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,626
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,049
5.000%, 06/01/2051 (A)	1,000	1,042
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (A)	1,000	1,106
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (E)	200	214
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,770
California Statewide, Financing Authority, Tobacco Settlement, Ser B, RB
Callable 07/01/2019 @ 100
6.000%, 05/01/2037	7,500	7,549
California, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	2,000	2,178
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,386
5.000%, 09/01/2030	1,000	1,077
5.000%, 09/01/2034	900	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	$2,000	$2,236
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100
5.000%, 11/01/2020 (C)	1,540	1,620
Long Beach, Towne Center Project, SAB
Callable 10/01/2019 @ 100
5.400%, 10/01/2023	650	657
Morongo Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,111
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,831
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100
5.250%, 11/01/2020 (C)	470	488
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.205%, 08/01/2038 (D)	5,410	3,120
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,140
5.000%, 09/01/2031	1,000	1,136
5.000%, 09/01/2032	1,000	1,132
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,221
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,084
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,782
6.250%, 10/01/2040	1,000	1,186
Tobacco Securitization Authority of Northern California, Sub-Ser B, RB
Callable 06/17/2019 @ 22
6.718%, 06/01/2045 (D)	11,000	2,219
Tobacco Securitization Authority of Southern California, Sub-Ser, RB
Callable 06/17/2019 @ 19
6.633%, 06/01/2046 (D)	12,000	1,959

68	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	$750	$837
Windsor, Unified School District, Election 2008, Ser D, GO
11.650%, 08/01/2035 (D)	1,800	1,147

		78,928

Colorado — 1.3%
Brighton, Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	548
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/2024 @ 103
5.125%, 12/01/2048	500	514
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,379
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,605
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	690
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	539
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	831
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,049
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	508
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,155
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	519
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	$875	$911
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	575
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,945
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,126
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	512

		17,019

Connecticut — 0.8%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,056
5.000%, 09/01/2053 (A)	1,500	1,578
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,272
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	466
New Haven, Ser A, GO
5.000%, 08/01/2026	580	673
5.000%, 08/01/2027	1,000	1,174

		10,219

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	444
4.625%, 09/01/2032	1,635	1,709

		2,153

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 0.4%
District of Columbia, GO
5.000%, 10/15/2044	$2,500	$3,048
District of Columbia, Ser B, RB, NATL
Callable 07/05/2019 @ 100
6.600%, 08/01/2037 (F)	2,650	2,690

		5,738

Florida — 4.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	570
8.000%, 10/01/2042	1,000	1,136
Atlantic Beach, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,477
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,182
Capital Trust Agency, Education Facilities Revenue, Pineapple Cove Classical Academy Project, RB
Callable 01/01/2029 @ 100
5.125%, 07/01/2039 (A)	2,000	2,065
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (A)	1,585	1,664
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	783
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, RB
5.000%, 10/01/2049	2,000	2,086
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/01/2020 @ 104
6.250%, 01/01/2049 (A)(F)	5,590	5,623
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(F)	13,220	13,294
6.375%, 01/01/2049 (A)(F)	13,580	13,657
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB
Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (A)	$2,150	$2,246
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	534
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,020	2,292
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.187%, 10/01/2032 (D)	2,900	1,888
Miami-Dade, County Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,269
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	995	1,051
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,131
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	704
4.000%, 05/15/2028	1,205	1,288
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (C)	500	525
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	369
4.500%, 05/01/2023	245	249
Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	1,000	1,019

		61,618

70	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia — 3.4%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	$2,000	$2,149
5.000%, 01/01/2042	3,000	3,219
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB
Callable 01/01/2028 @ 100
7.000%, 01/01/2040	8,000	8,569
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,634
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,270
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/2057	3,779	4,531
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (F)	13,000	14,261
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,324
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/2057	2,285	2,952

		43,909

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.750%, 07/01/2020 (C)	500	522

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	820	844
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	385

		1,229

Illinois — 8.7%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 07/01/2019 @ 100
5.700%, 05/01/2036	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, GO, NATL
4.367%, 12/01/2023 (D)	$545	$478
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,071
5.000%, 12/01/2034	1,400	1,558
5.000%, 12/01/2035	1,500	1,664
Chicago, Board of Education, Ser A, GO, NATL
2.874%, 12/01/2019 (D)	500	493
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,132
5.000%, 12/01/2027	500	572
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,449
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,319
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,932
Chicago, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2048	6,000	7,016
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2053	10,000	11,831
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,864
5.500%, 01/01/2037	2,440	2,677
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,185
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	2,000	2,017
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (C)	2,500	2,957
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	12,171
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,564

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
Callable 12/01/2022 @ 105
5.250%, 12/01/2052	$4,190	$1,895
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
Callable 12/01/2022 @ 105
6.250%, 12/01/2052	1,485	451
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	216
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	2,750	2,534
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,005
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 03/01/2037 (B)	267	3
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	525
Illinois State, Finance Authority, RB
Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,569
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,631
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,320
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,688
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,430
Illinois State, Ser D, GO
5.000%, 11/01/2027	5,500	6,352
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,079
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	2,823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.924%, 06/15/2045 (D)	$7,500	$2,816
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,397
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.319%, 01/01/2033 (D)	100	58
5.116%, 01/01/2031 (D)	300	194
4.722%, 01/01/2029 (D)	400	284

		112,470

Indiana—1.4%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (A)	1,500	1,628
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (A)	2,675	2,820
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	387
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,084
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	11,200	11,530
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (C)	1,025	1,104

		18,553

Iowa — 0.3%
lowa State, Finance Authority, CJ Bio America Project, RB
1.880%, 04/01/2022 (F)(G)	800	800
lowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	254
lowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 07/01/2019 @ 100
1.283%, 05/15/2056 (B)	125	2

72	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (F)	$648	$699
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	853
Iowa, Tobacco Settlement Authority, Ser B, RB
Callable 07/01/2019 @ 100
5.600%, 06/01/2034	1,000	1,000

		3,608

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,102
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	547
Wyandotte County, Kansas City Unified Government, RB
6.714%, 09/01/2034 (A)(D)	2,500	985
Wyandotte County, Kansas City Unified Government, RB
Callable 12/01/2026 @ 100
4.500%, 06/01/2040	40	41

		2,675

Kentucky — 0.1%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (C)	500	524
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,009

		1,533

Louisiana — 0.7%
East Baton Rouge Parish, Industrial Development Board, Ser A, RB
2.310%, 08/01/2035 (F)	1,000	1,000
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	4,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	$1,000	$1,111
5.500%, 11/01/2039 (A)	1,000	1,067
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	797
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (C)	1,000	1,095

		9,219

Maine — 0.4%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (A)	2,000	2,110
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,866

		4,976

Maryland — 1.4%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,820
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,078
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,658

		17,556

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2047	8,500	10,318

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	$2,500	$2,824
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100
7.000%, 07/01/2020 (C)	1,500	1,589
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,845
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	370	377

		16,953

Michigan — 1.7%
Detroit, GO
5.000%, 04/01/2026	1,000	1,110
Flint, Hospital Building Authority, Hurley Medical Center, Ser B, RB
4.000%, 07/01/2019	1,350	1,351
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 07/01/2019 @ 100
5.000%, 11/01/2036	300	300
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,838
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,397
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,202
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 07/01/2019 @ 101
6.500%, 09/01/2037 (A)	750	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
14.697%, 06/01/2058 (D)	$145,250	$4,180

		21,947

Minnesota — 0.5%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	1,000	1,019
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	773
St. Cloud, Health Care Revenue, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,327
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	253

		6,372

Mississippi — 0.3%
Mississippi State, Industrial Development Authority, Chevron USA Project, Ser A, RB
Callable 06/03/2019 @ 100
2.290%, 12/01/2030 (F)	3,800	3,800

Missouri — 0.4%
Lees Summit, Industrial Development Authority, John Knox Village Project, RB
Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	1,085
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	605	607
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	251
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,465	2,732

		4,675

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,590

74	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	$5,000	$5,423
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,373

		7,796

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,500	2,527
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,214
Nevada State, Department of Business & Industry, Somerset Academy Project, Ser A, RB
Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (A)	750	796
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
7.343%, 07/01/2058 (A)(D)	10,000	850
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
6.254%, 07/01/2058 (A)(D)	23,000	2,991

		10,378

New Jersey — 1.8%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 07/01/2019 @ 100
5.625%, 01/01/2038	250	250
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,155
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 05/15/2028 (B)	55	2
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	1,000	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
4.700%, 09/01/2028 (A)	$325	$338
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
Callable 09/01/2028 @ 100
5.625%, 09/01/2038 (A)	400	429
5.375%, 09/01/2033 (A)	300	321
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,290
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,597
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	5,000	5,590
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,389
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2035	3,900	4,325
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	563
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,775

		23,032

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,077

New York — 5.9%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (C)	500	515
6.250%, 01/15/2020 (C)	1,500	1,546

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	$1,500	$1,637
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,074
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,059
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.743%, 03/01/2026 (F)	425	435
2.733%, 03/01/2025 (F)	400	410
New York City, Water & Sewer System, RB
2.200%, 06/15/2049 (F)	500	500
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 06/17/2019 @ 10
15.424%, 06/01/2055 (D)	57,000	2,734
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 06/17/2019 @ 9
8.373%, 06/01/2055 (D)	15,000	1,095
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	500	525
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (C)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	8,808
New York State, Dormitory Authority, Ser E-BID, RB
Callable 09/15/2028 @ 100
5.000%, 03/15/2048	5,000	6,007
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,029
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	$4,000	$4,394
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,455
5.000%, 11/15/2044 (A)	9,750	10,651
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,375
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	4,264
New York State, Urban Development, RB
Callable 09/15/2028 @ 100
5.000%, 03/15/2041	5,000	6,058
TSASC, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2048	3,000	2,919
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,611
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,012
5.250%, 09/15/2053	2,500	2,520

		76,007

North Carolina — 0.2%
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,358
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	500
5.000%, 09/01/2023	610	667

76	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	$500	$519

		3,044

Ohio — 5.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/17/2019 @ 100
20.621%, 06/01/2024	2,870	2,758
6.500%, 06/01/2047	5,765	5,765
5.875%, 06/01/2047	18,375	17,662
5.750%, 06/01/2034	655	625
5.125%, 06/01/2024	28,200	26,863
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB
Callable 06/17/2019 @ 9
20.642%, 06/01/2052 (D)	32,000	909
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (C)	500	527
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,082
5.000%, 12/01/2033	2,460	2,805
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,445
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (A)	1,750	1,798
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (A)	1,615	1,777
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	1,130	1,138
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,602

		70,756

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	$1,500	$1,662
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	584
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,158
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051 (B)	3,250	1,170
6.875%, 11/01/2046 (B)	1,625	585
6.625%, 11/01/2036 (B)	785	283

		6,442

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB
Callable 05/15/2020 @ 100
3.200%, 05/15/2025	770	773
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,648
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
Callable 04/01/2028 @ 100
6.500%, 04/01/2031 (A)	6,100	5,703
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (A)(C)	150	159
Oregon State, Ser A, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2044	2,000	2,456

		10,739

Pennsylvania — 2.1%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	341

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	$4,000	$4,511
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	284
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,554
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	120
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,034
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	556
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,067
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,174
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,395
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	250	262
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,141
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (A)	$1,145	$1,160
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,100
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,090
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,150
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	850	858
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	545	548

		26,372

Puerto Rico — 5.0%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 07/01/2019 @ 100
5.125%, 07/01/2047	2,300	2,345
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB
6.200%, 07/01/2039 (B)	2,000	1,085
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior B, RB
6.300%, 07/01/2038 (B)	1,000	542
Puerto Rico Commonwealth, Ser A, GO
5.125%, 07/01/2028 (B)	560	417
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (B)	5,800	2,828
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (B)	2,860	1,838
Puerto Rico Sales Tax Financing, Sales Tax Revenue, RB
0.484%, 08/01/2044 (D)	1,200	1,050

78	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	$14,180	$14,096
4.750%, 07/01/2053	10,000	9,647
Puerto Rico Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 41
6.176%, 07/01/2046 (D)	24,325	5,568
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2029 (B)	3,540	2,823
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (B)	3,605	2,884
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2027 (B)	5,250	4,200
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021 (B)	2,000	1,595
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)	3,515	2,803
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
2.257%, 07/01/2029 (F)	9,040	8,927
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (B)	1,380	1,107
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (B)	1,265	1,012

		64,767

Rhode Island — 0.4%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,251
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2040	3,750	4,084

		5,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (A)	$1,000	$1,040
5.250%, 02/01/2027 (A)	1,000	1,011
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,713
South Carolina, Public Service Authority, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 12/01/2049	2,990	3,308

		9,072

Tennessee — 1.3%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,090
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (A)	2,000	2,038
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (A)	2,500	2,771
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (C)	500	524
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	763
Nashville Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	537
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,810
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,741

		16,274

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas — 6.9%
Austin, Convention Enterprises, Convention Center Hotel, Sub- Ser, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	$300	$341
5.000%, 01/01/2034	300	339
Brazoria County, Industrial Development, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	4,000	4,130
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (C)	1,000	1,069
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (C)	1,000	1,084
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (C)	500	534
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	2,000	2,177
6.000%, 08/15/2038	1,500	1,640
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,648
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,920
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,230
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (C)	805	879
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,006
Lewisville, SAB
Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (A)	1,000	1,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	$1,250	$1,366
5.000%, 07/01/2031	250	272
5.000%, 07/01/2046	4,000	4,383
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,272
5.000%, 07/01/2046	1,000	1,001
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	2,146
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	155
5.000%, 06/15/2038	375	385
4.250%, 06/15/2028	150	153
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,058
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,651
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,774
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,750
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (A)(F)	17,750	18,203
Port lsabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,062
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	521
5.125%, 01/01/2041	500	514
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (C)	500	530

80	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	$670	$762
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	7,700	9,025
Texas State, Water Development Board, RB
Callable 10/15/2028 @ 100
5.000%, 04/15/2049	1,000	1,203
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,087
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (A)	2,500	2,568

		88,889

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	800	834

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	783
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	641

		1,424

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,220	1,228

Virginia — 0.7%
Albermarle County, Economic Development Authority, RB
2.180%, 10/01/2048 (F)	500	500
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,026
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	$1,000	$1,098
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/2019 @ 100
2.000%, 10/01/2048	40	3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,259	2,260
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	105
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 07/01/2019 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(F)	500	522
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,790

		8,733

Washington — 1.5%
Kalispel, Tribe of lndians, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	1,000	1,109
Kalispel, Tribe of lndians, Ser B, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	220	244
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,163
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,569

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 07/01/2019 @ 100
6.375%, 10/01/2036	$400	$401
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (C)	1,500	1,588
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser B, RB
Callable 07/01/2019 @ 100
2.800%, 07/01/2021 (A)	195	195
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	440	445
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	244
4.000%, 07/01/2028 (A)	400	410
Washington State, Ser A, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2041	3,500	4,166
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,275
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,690

		19,499

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB
Callable 06/17/2019 @ 10
18.135%, 06/01/2047 (D)	67,000	4,144

Wisconsin — 2.5%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,050
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,551
5.000%, 08/01/2028	1,230	1,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	$3,250	$4,009
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,004
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (A)	1,750	1,796
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,647
5.000%, 03/01/2048	1,500	1,565
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,290
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,909
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,878
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	1,750	1,869
6.250%, 01/01/2038 (A)	1,120	1,207
6.125%, 01/01/2033 (A)	2,200	2,398
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,974

		32,429

Total Municipal Bonds (Cost $910,678)($Thousands)		971,749

82	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 12.3%
Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2168	$500	$458

Financials — 12.0%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/15/2167 (A)	6,900	7,409
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 06/14/2167 (A)	5,200	5,784
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,849
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2167	2,300	2,518
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/2167	1,000	1,010
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 03/20/2168	7,500	7,396
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2167	1,500	1,529
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2167	1,000	1,002
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%, 12/29/2049 (A)	1,900	1,976
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	400	419
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/25/2167 (A)	6,600	6,922
Capital One Financial
5.550%, VAR ICE LIBOR USD 3 Month+3.800%, 12/29/2049	1,000	1,014
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 08/01/2167	7,325	7,911
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2168	3,800	4,062
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 05/15/2168	3,000	3,075
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,026
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2168	2,500	2,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 10/06/2167	$5,000	$5,013
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 10/01/2167	500	526
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (A)	4,600	4,669
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 06/11/2167 (A)	2,000	2,120
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/31/2049 (A)	2,500	2,516
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month+3.167%, 12/15/2167 (A)	2,500	2,500
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/2167	1,000	1,009
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/01/2167	8,000	8,310
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 11/22/2167	1,500	1,478
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%, 10/16/2167	3,500	3,477
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 08/01/2167	3,900	4,285
6.053%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/2167	1,505	1,504
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 02/01/2168	1,800	1,879
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 11/01/2167	1,200	1,215
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/15/2167	3,000	2,998
Lloyds Banking Group
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (A)	7,500	7,790
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2168	1,000	1,039
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	514
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/15/2167	2,500	2,522

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%, 03/23/2168 (A)	$5,000	$4,950
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 03/23/2168	2,600	2,590
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 04/01/2168	1,000	1,000
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 02/01/2168	2,000	2,117
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 09/15/2167	5,200	5,190
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2167 (A)	10,000	10,050
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2167	200	209
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/2167	700	713
4.921%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	4,300	4,010
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 03/29/2168 (A)	1,800	1,926
Standard Chartered
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 01/30/2168 (A)	4,500	4,843
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (A)	600	616
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2167	3,411	3,616

		154,655

Materials — 0.1%
AK Steel
6.375%, 10/15/2025	750	570

Utilities — 0.2%
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/2167	2,500	2,491

Total Corporate Obligations (Cost $158,588) ($ Thousands)		158,174

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 7.6%
Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*(A)	31,000	$3,045

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	133

Financials — 7.0%
Allstate
6.625%	100,359	2,560
6.250%	22,789	584
5.625%	85,308	2,159
Arch Capital Group
5.450%	13,693	335
Axis Capital Holdings
5.500%	73,743	1,809
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	211
Bank of America
6.625%	2,190	56
6.200%	30,000	788
Bank of New York Mellon
5.200%	38,519	967
BB&T
5.625%	133,597	3,385
5.200%	9,717	240
Capital One Financial
6.700%	27,109	689
6.250%	99,774	2,520
6.000%	7,026	177
Charles Schwab
6.000%	101,415	2,649
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,328
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,090
6.125%	20,000	2,058
Cullen
5.375%	24,442	635
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,202
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	65
6.300%	8,311	219

84	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	$9,059
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	847
Huntington Bancshares
6.250%	120,000	3,137
5.875%	20,322	533
ING Groep
6.375%	30,476	761
6.125%	28,368	729
JPMorgan Chase
6.125%	29,449	756
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	111
M&T Bank
6.375%	3,165	3,186
MetLife
5.625%	29,780	775
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,215
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,490
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,306
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,892
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,461	861
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,810	2,130
Prudential
6.750%	51,846	1,350
6.500%	11,724	310
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	71
5.700%, VAR ICE LIBOR USD 3 Month+3.148%*	16,000	406
RenaissanceRe Holdings
5.375%	88,684	2,175
State Street
6.000%	32,900	832
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,034
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	152
5.250%	72,463	1,802

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Sterling Bancorp
6.500%	51,275	$1,383
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,482
5.150%*	57,104	1,428
3.617%, VAR ICE LIBOR USD 3 Month+1.020%	500	400
3.500%, VAR ICE LIBOR USD 3 Month+0.600%	16,300	316
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	2,385
Webster Financial
5.250%	42,731	1,041
Wells Fargo
7.500%*	2,068	2,740
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,607
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,074
5.625%	5,000	127

		89,629

Utilities — 0.4%
Alabama Power
5.000%	9,000	229
Duke Energy
5.750%	6,000	159
Interstate Power & Light
5.100%	120,708	3,086
NSTAR Electric
4.780%	10,708	1,092
Washington Gas Light
4.800%*	4,172	419

		4,985

Total Preferred Stock (Cost $90,986) ($ Thousands)		97,792

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 3.9%
United States Treasury Bill
2.384%, 07/05/2019 (D)	$10,200	10,179
2.376%, 06/11/2019 (D)	7,000	6,997
2.347%, 06/18/2019 (D)	15,600	15,585
2.330%, 08/22/2019 (D)	4,200	4,179
2.304%, 06/25/2019 (D)	13,400	13,381

Total U.S. Treasury Obligations (Cost $50,313) ($ Thousands)		50,321

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, CIF
2.190%**†	3,827,105	$3,827

Total Cash Equivalent (Cost $3,827) ($ Thousands)		3,827

Total Investments in Securities — 99.5% (Cost $1,214,392) ($ Thousands)		$1,281,863

Percentages are based on Net Assets of $1,288,481 ($ Thousands).

†	Investment in Affiliated Security.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $265,216 ($ Thousands), representing 20.6% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Securities are held in connection with a letter of credit issued by a major bank.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

TRAN — Tax Revenue Anticipation Note

VAR — Variable Rate

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. Long Treasury Bond	(19)	Sep-2019	$(2,856)	$(2,920)	$(64)

The following is a list of the level of inputs used as of May 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$971,749	$–	$971,749
Corporate Obligations	–	158,174	–	158,174
Preferred Stock	97,792	–	–	97,792
U.S. Treasury Obligations	–	50,321	–	50,321
Cash Equivalent	3,827	–	–	3,827

Total Investments in Securities	$101,619	$1,180,244	$–	$1,281,863

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(64)	$–	$–	$(64)

Total Other Financial Instruments	$(64)	$–	$–	$(64)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

86	SEI Tax Exempt Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Tax-Advantaged Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value 8/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 5/31/19	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 8,057	$ 36,725	$ (40,955)	$ —	$ —	$ 3,827	3,827,105	$ 86	$ —

SEI Tax Exempt Trust / Quarterly Report / May 31, 2019	87